T. ROWE PRICE Target 2030 Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 39.8%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  67,259 5,631 2,897 15,022,715 70,306
New Income Fund  60,003 5,784 2,777 7,834,236 61,969
International Bond Fund (USD
Hedged)  21,529 1,115 990 2,690,283 21,845
U.S. Treasury Long-Term Index
Fund  17,278 2,271 1,037 2,320,077 17,795
Dynamic Global Bond Fund  15,119 1,603 748 1,969,936 15,405
Emerging Markets Bond Fund  14,494 912 781 1,755,197 15,095
High Yield Fund  12,930 1,685 616 2,507,609 14,344
Floating Rate Fund  6,107 360 732 639,859 5,899
Total Bond Mutual Funds (Cost $249,702) 222,658
EQUITY MUTUAL FUNDS 56.2%
T. Rowe Price Funds:
Growth Stock Fund (2) 53,231 1,988 8,682 592,774 50,457
Value Fund  47,686 1,988 2,804 1,233,965 50,222
Equity Index 500 Fund  29,228 1,422 3,724 229,667 27,291
Overseas Stock Fund  25,655 1,069 2,566 2,051,111 24,880
U.S. Large-Cap Core Fund  16,846 5,236 758 682,852 22,937
International Value Equity Fund  21,685 914 1,905 1,404,320 21,978
International Stock Fund  21,892 896 2,376 1,154,538 21,070
Real Assets Fund  13,788 4,489 659 1,349,285 18,580
Mid-Cap Growth Fund  11,951 504 526 127,066 12,907
Mid-Cap Value Fund  10,629 455 395 375,060 11,807
Emerging Markets Discovery
Stock Fund  9,793 407 1,314 737,590 9,655
Small-Cap Stock Fund  7,796 349 341 150,513 8,482
Emerging Markets Stock Fund  8,232 335 1,125 221,549 7,690
Small-Cap Value Fund  6,346 281 251 137,901 6,972
Hedged Equity Fund  – 6,710 – 662,630 6,752
U.S. Equity Research Fund  11,619 425 6,157 151,578 6,674
New Horizons Fund (2) 5,366 225 517 102,033 5,634
Total Equity Mutual Funds (Cost $255,734) 313,988
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  57 7,532 7,536 518 52
Total Other Mutual Funds (Cost $51) 52

T. ROWE PRICE Target 2030 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 4.0%
Money Market Funds 4.0%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 18,796 14,768 11,308 22,255,943 22,256
Total Short-Term Investments (Cost $22,256) 22,256
Total Investments in Securities 100.0%
(Cost $527,743) $ 558,954
Other Assets Less Liabilities (0.0)% (213)
Net Assets 100.0% $ 558,741
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2030 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (135) $ (569) $ 200
Emerging Markets Bond Fund  (196) 470 242
Emerging Markets Discovery Stock Fund  (234) 769 —
Emerging Markets Stock Fund  (133) 248 —
Equity Index 500 Fund  1,869 365 117
Floating Rate Fund  (36) 164 137
Growth Stock Fund  776 3,920 —
Hedged Equity Fund  — 42 —
High Yield Fund  (84) 345 255
International Bond Fund (USD Hedged)  (190) 191 200
International Stock Fund  40 658 —
International Value Equity Fund  151 1,284 —
Limited Duration Inflation Focused Bond Fund  (311) 313 —
Mid-Cap Growth Fund  (34) 978 —
Mid-Cap Value Fund  4 1,118 —
New Horizons Fund  (70) 560 —
New Income Fund  (480) (1,041) 674
Overseas Stock Fund  154 722 —
Real Assets Fund  (61) 962 —
Small-Cap Stock Fund  (34) 678 —
Small-Cap Value Fund  (5) 596 —
Transition Fund  (70) (1) 7
U.S. Equity Research Fund  126 787 —
U.S. Large-Cap Core Fund  (34) 1,613 —
U.S. Treasury Long-Term Index Fund  (353) (717) 163
Value Fund  14 3,352 —
U.S. Treasury Money Fund, 5.40% — — 290
Totals $ 674# $ 17,807 $ 2,285+

T. ROWE PRICE Target 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $2,285 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2030 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Target 2030 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In

T. ROWE PRICE Target 2030 Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F187-054Q1 08/23